Long-term Debt (Schedule of Maturities) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020 (for the remaining period)	$ 310
2021	310
2022	310
Total debt	$ 930	$ 0	$ 0